Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management
Financial instruments and risk management

3.  Financial instruments and risk management

Financial risk management

The Company’s activities are exposed to different financial risks stemmed from exogenous variables which are not under their control but whose effects might be potentially adverse such as: (i) market risk, (ii) credit risk, and (iii) liquidity risk. The Company’s global risk management program is focused on uncertainty in the financial markets and tries to minimize the potential adverse effects on net earnings and working capital requirements. The Company uses derivative financial instruments to hedge part of such risks. The Company does not enter into derivatives for trading or speculative purposes.

The sources of these financial risks exposures are included in both “on balance sheet” exposures, such as recognized financial assets and liabilities, as well as in “off-balance sheet” contractual agreements and on highly expected forecasted transactions. These on and off-balance sheet exposures, depending on their profiles, do represent potential cash flow variability exposure, in terms of receiving less inflows or facing the need to meet outflows which are higher than expected, therefore increase the working capital requirements.

Since adverse movements erode the value of recognized financial assets and liabilities, as well some other off-balance sheet financial exposures, there is a need for value preservation, by transforming the profiles of these fair value exposures. The Company has a Finance and Risk Management department, which identifies and measures financial risk exposures, in order to design strategies to mitigate or transform the profile of certain risk exposures, which are taken up to the corporate governance level for approval.

Market risk

a)  Jet fuel price risk

Since the contractual agreements with jet fuel suppliers include reference to jet fuel index, the Company is exposed to fuel price risk which might have an impact on the forecasted consumption volumes. The Company’s jet fuel risk management policy aims to provide the Company with protection against increases in jet fuel prices. In an effort to achieve the aforesaid, the risk management policy allows the use of derivative financial instruments available on over the counter (“OTC”) markets with approved counterparties and within approved limits. Aircraft jet fuel consumed in the years ended December 31, 2020, 2019 and 2018 represented 28%,  38% and 38%, of the Company’s operating expenses, respectively. The foreign currency risk is disclosed within subsection b) in this note.

During the year ended December 31, 2020 and 2019, the Company entered into US Gulf Coast Jet fuel 54 Asian call options designated to hedge 23,967 and 13,492 thousand gallons respectively. Such hedges represented a portion of the projected consumption for the 2Q 2020, 3Q 2020 & 1Q 2021 and for the 4Q 2019, respectively. Additionally, during the same period, the Company entered into US Gulf Coast Jet Fuel 54 Asian Zero-Cost collar options designated to hedge 81,646 thousand gallons and 70,136 thousand gallons, respectively. Such hedges represent a portion of the projected consumption for the 2Q 2020, 2H 2020 & 2Q 2021 and the year 2020, respectively.

Furthermore, the Company restructured part of its hedging portfolio by unwinding put legs on two Zero-Cost Collars instruments with maturity dates of June & July to reduce crude market exposure, in line with capacity adjustments due to COVID-19 outbreak.

For the year ended December 31, 2020, the Company recognized an unwind of the Zero cost collar of Ps.42,644 which was recognized as part of finance cost.

In accordance with IFRS 9 the Company separates the intrinsic value from the extrinsic value of an option contract; as such, the change in the intrinsic value can be designated as hedge accounting. Because extrinsic value (time and volatility values) of the Asian call options is related to a “transaction related hedged item”, it is required to be segregated and accounted for as a cost of hedging in OCI and accrued as a separate component of stockholders’ equity until the related hedged item matures and therefore impacts profit and loss.

The underlying (US Gulf Coast Jet Fuel 54) of the options held by the Company is a consumption asset (energy commodity), which is not in the Company’s inventory. Instead, it is directly consumed by the Company’s fleet at different airport terminals. Therefore, although a non-financial asset is involved, its initial recognition does not generate a book adjustment in the Company’s inventories.

Rather, it is initially accounted for in the Company’s OCI and a reclassification adjustment is made from OCI to profit and loss and recognized in the same period or periods in which the hedged item is expected to be allocated to profit and loss. Furthermore, the Company hedges its forecasted jet fuel consumption month after month, which is congruent with the maturity date of the monthly serial Asian call options and Zero-Cost Collars.

The Company has a hedging policy in place to stablish guidelines to hedge fuel consumption; nevertheless, with COVID-19 outbreak, capacity was considerably reduced, thereby, ineffectiveness arose in the hedging relationship.

As of December 31, 2020 and 2019, the fair value of the outstanding US Gulf Coast Jet Fuel Asian call options was Ps.206 and Ps.0,  respectively. As of December 31, 2020 and 2019 the Zero-Cost Collars outstanding balance was of Ps.(9,657) and Ps.133,567,  respectively and are presented as part of the financial assets and financial liabilities in the consolidated statement of financial position. (See Note 4).

During the year ended December 31, 2020, the intrinsic value of the Asian call options recycled to the fuel cost was an expense of Ps.33,627 (Ps.20,646 which was recognized in the fuel cost and an expense of Ps.12,981 in finance cost).

During the year ended December 31, 2019, the intrinsic value of the Asian call options recycled to the fuel cost was an expense of Ps.61,069.

During the year ended December 31, 2018, the intrinsic value of the Asian call options recycled to the fuel cost was a benefit of Ps.402,493.

During the year ended December 31, 2020, the intrinsic value of the Zero-Cost Collars recycled to the fuel cost was an expense of Ps.1,271,462. (Ps.835,884 which was recognized in the fuel cost and an expense of Ps.435,578 in finance cost) and for the year ended December 2019 and 2018 the intrinsic value of the Zero-Cost Collars recycled to the fuel cost was an expense of Ps.9,477. As of December 31, 2018, the Company did not have intrinsic value recycled to the fuel cost as settlements started taking place on 2019.

The cost of hedging derived from the extrinsic value changes of the jet fuel hedged position as of December 31, 2020 recognized in other comprehensive income totals Ps.21,650. The (benefit) cost of hedging in December 2019 and 2018 totals Ps.(133,567) and Ps.134,096,  and will be recycled to the fuel cost during 2021, as these options expire on a monthly basis and the jet fuel is consumed.

The following table includes the notional amounts and strike prices of the derivative financial instruments outstanding as of the end of the year:

	Position as of December 31, 2020
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2021				2 Half 2021		2021 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*				7,280		—				7,280
Strike price agreed rate per gallon (U.S.dollars) **	US$			1.90		—	US$			1.90
Approximate percentage of hedge (of expected consumption value)				6%		—%				3%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				7,556		—				7,556
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.23	/	1.93	US$	—	US$	1.23	/	1.93
Approximate percentage of hedge (of expected consumption value)				6%		—%				3%
All-in
Approximate percentage of hedge (of expected consumption value)				12%		—%				6%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2019
	Jet fuel Zero-Cost Collar
	collars option contracts maturities
	1 Half 2020				2 Half 2020				2020 Total
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				34,480				22,164				56,644
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.63	/	1.82	US$	1.65	/	1.81	US$	1.64	/	1.82
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%
All-in
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

The following table illustrates the sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income. The calculations were made considering a parallel movement of +/-5% in the spot price of the US Gulf Coast Jet 54 as of December 31, 2020:

Sensitivity of position
as of December 31, 2020
effect on equity
(U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	+0.16M
-5%	-0.16M

Please note this sensitivity was calculated with the net position delta of the portfolio, as change on the underlying price is small enough to be a good proxy.

b)  Foreign currency risk

Though the Mexican peso is the functional currency of the Company, a significant portion of its operating expenses are denominated in U.S. dollar; thus, Volaris relies on sustained U.S. dollar cash flows coming from operations in the United States of America and Central America to support part of its commitments in such currency, however there’s still a mismatch.

Foreign currency risk arises from possible unfavorable movements in the exchange rate which could have a negative impact in the Company’s cash flows. To mitigate this risk, the Company may use foreign exchange derivative financial instruments and non-derivative financial instruments.

While most of the Company’s revenue is generated in Mexican pesos, 27% of its revenues came from operations in the United States of America and Central America for the year ended at December 31, 2020, (29% at December 31, 2019 and 32% at December 31, 2018) and U.S. dollar denominated collections accounted for 44%,  43% and 38%, of the Company’s total collections in 2020, 2019 and 2018, respectively.

Company’s expenditures, particularly those related to aircraft leasing and acquisition, are denominated in U.S. dollar. In addition, although jet fuel for those flights originated in Mexico are paid in Mexican pesos, the price formula is impacted by the Mexican peso /U.S. dollar exchange rate.

The Company’s foreign exchange on and off-balance sheet exposure as of December 31, 2020 and 2019 is as set forth below:

	Thousands of U.S. dollars
	2020		2019
Assets:
Cash and cash equivalents	US$	495,612	US$	373,099
Other accounts receivable, net		39,997		23,620
Guarantee deposits		479,566		437,499
Derivative financial instruments		10		7,088
Total assets	US$	1,015,185	US$	841,306

Liabilities:
Financial debt (Note 5)	US$	183,806	US$	176,927
Lease liabilities		2,334,153		2,263,849
Suppliers		174,553		76,471
Other taxes and fees payable		16,105		22,486
Derivative financial instruments		484		—
Total liabilities		2,709,101		2,539,733
Net foreign currency position	US$	(1,693,916)	US$	(1,698,427)

At April 29, 2021, date of issuance of these financial statements, the exchange rate was Ps.19.9785 per U.S. dollar.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

As of December 31, 2020, the Company did not enter foreign exchange rate derivatives financial instruments. As of December 31, 2019, the Company did not enter foreign exchange rate derivatives financial instruments. All the Company’s remaining position in FX plain vanilla forwards matured throughout the first quarter of 2019 (January).

During the year ended December 31, 2018, the Company entered into foreign currency forward contracts in U.S. dollars to hedge approximately, 20% of its future 12 and 6 months of aircraft rental expenses. A portion of the Company’s foreign currency forwards position matured throughout the fourth quarter of 2018 (November & December). As of December 31, 2018, the unrealized gains of Ps.14,241, respectively relating to the foreign currency forward contracts is included in OCI.

For the years ended December 31, 2019 and 2018, the net gains (loss) on the foreign currency forward contracts were Ps. 4,199 and Ps.52,516, respectively, which were recognized as part of rental expense in the consolidated statements of operations.

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in USD exchange rates, with all other variables held constant. The impact on the Company’s profit before tax is due to changes in the fair value of monetary assets and liabilities excluding the assets and liabilities associated with non-derivative financial instruments. The Company’s exposure to foreign currency changes for all other currencies is not material.

	Change in	Effect on profit
	USD rate	before tax
2020	+5%	Ps.	(253,763)
	-5%		253,763

2019	+5%	Ps.	(155,593)
	-5%		155,593

The movement in the pre-tax effect is a result of a change in the fair value of assets and liabilities denominated in US dollars, where the functional currency of the entity is a currency other than US dollars.

i)  Hedging relationships designating non-derivative financial instruments as hedging instruments for Foreign Exchange (FX) risk

Regarding the foreign currency risk effective since January 1st, 2019, the Company implemented two hedging strategies associated to forecasted FX exposures, by using non-derivatives financial assets and liabilities denominated in a non-functional currency (the USD in this case) as hedging instruments.

In the first FX hedging strategy, the Company designated a hedge to mitigate the variability in FX fluctuation denominated in USD associated to forecasted revenues by using a portion of USD denominated financial liabilities associated to a portfolio of leasing liabilities up until the terms of the remaining leasing arrangements. The lease liability amount designated as a hedging item during 2019 was USD$2.1 billion.

The outstanding USD balance designated under this hedging strategy as of December 31, 2020 and 2019 amount to US$1.5 billion and USD$1.7 billion respectively, represented by recognized leasing liabilities, which have been designated as hedging instruments tagged to USD denominated forecasted revenues over the remaining lease term.

The second FX strategy consists on designating a hedging relationship by using a portion of USD denominated non-derivative financial assets as hedging instruments, to mitigate the FX variability (MXN/USD) contractually included as a component in the purchase of a portion of future Jet Fuel consumption. For this strategy designated in 2019, a portion of the Jet Fuel consumption over the two following years has been designated as hedged item; while the hedging instrument is represented by USD denominated recognized assets, including guaranteed deposits and cash and cash equivalents equivalent to  USD$410 million, which represent a portion of the financial assets denominated in USD.

The outstanding USD balance designated under this hedging strategy as of December 31, 2020 and 2019 amount to US$60.5 million and USD$166.7 million respectively, which does represent a portion of the recognized financial assets.

Since the hedged items on for both hedging strategies are targeted at mitigating the cash flow variability of highly expected forecasted transactions, these are represented by multiple hedging relationships which do follow the Cash Flow Hedge Accounting Model.

The effective portion of the hedging instrument’s changes in fair value, are taken to the hedge reserve within the OCI, presented as a separate caption within the Company’s Stakeholders Equity, which is in accordance with IFRS 9 criteria.

The amounts recorded in OCI are recycled to profit and loss on a time basis as corresponding USD denominated Income and/or Jet Fuel consumptions do also impact the Company’s operating margin and are presented as adjustments to both operating income and expense, with respect to each FX hedging strategy in a timely matter, as USD denominated income and jet fuel consumption are recognized within operating earnings, hence reflecting a portion of both operating income and expenses amounts, net of both FX Hedging activities.

During the year ended December 31, 2020, the Company determined that a portion of its non-derivative financial instruments designated as hedge accounting were no longer effective, since the jet fuel consumption was lower than anticipated as a result of the adverse effect of COVID-19. The impact of this adjustment in 2020 was a benefit of Ps.111 million in the Company´s net loss for the period. This amount was reclassified from other comprehensive income to comprehensive financial result. Further, Ps.94 million were also reclassified from other comprehensive income to operating expenses during 2020 as a result of the completion of a forecasted transaction designated in a hedge relationship.

c)  Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations and flight equipment lease agreements with floating interest rates.

The Company’s results are affected by fluctuations in certain benchmark market interest rates due to the impact that such changes may have on operational lease payments indexed to the London Inter Bank Offered Rate (“LIBOR”). The Company uses derivative financial instruments to reduce its exposure to fluctuations in market interest rates and accounts for these instruments as an accounting hedge. In most cases, when a derivative can be tailored within the terms and it perfectly matches cash flows of a leasing agreement, it may be designated as a CFH and the effective portion of fair value variations are recorded in equity until the date the cash flow of the hedged lease payment is recognized in the consolidated statements of operations.

The Irrevocable Trust number CIB/3249, whose trustor is the Company, entered a cap to mitigate the risk due to interest rate increases on the CEBUR coupon payments. The floating rate coupons reference to TIIE 28 are limited under the cap to 10% on the reference rate for the life of the CEBUR and have the same amortization schedule. Thus, the cash flows of the CEBUR are perfectly matched by the hedging instrument. The cap start date was July 19, 2019, and the maturity date is June 20, 2024; consisting of 59 caplets with the same specifications as the CEBUR coupons for reference rate determination, coupon term, and fair value.

At December 31, 2020 and December 31, 2019, the Company’s outstanding hedging contracts in the form of interest rate caps with notional amount of Ps.1.5 billion had fair values of Ps.326 and Ps.2,695, respectively, recorded in assets.

During the years ended December 31, 2018, the Company did not have any outstanding interest rate derivatives.

d)  Liquidity risk

Liquidity risk represents the risk that the Company has insufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operations, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, the Company requires liquid funds to meet its obligations.

The Company attempts to manage its cash and cash equivalents and its financial assets, relating the term of investments with those of its obligations. Its policy is that the average term of its investments may not exceed the average term of its obligations. This cash and cash equivalents position is invested in highly liquid short-term instruments through financial entities.

The Company has future obligations related to maturities of bank borrowings, lease liabilities and derivative contracts. The Company’s off-balance sheet exposure represents the future obligations related to aircraft purchase contracts. The Company concluded that it has a low concentration of risk since it has access to alternate sources of funding.

The table below presents the Company’s contractual principal payments required on its financial liabilities and the derivative financial instruments fair value:

	December 31, 2020
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,096,543	Ps.	2,554,069	Ps.	3,650,612
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		250,000		1,250,000		1,500,000

Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		9,657		—		9,657
Lease liabilities:
Aircraft, engines, land and buildings leases		6,484,092		37,646,450		44,130,542
Aircraft and engine lease return obligation		86,801		2,417,683		2,504,484
Total	Ps.	8,127,093	Ps.	43,868,202	Ps.	51,995,295

	December 31, 2019
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,855,956	Ps.	1,452,553	Ps.	3,308,509
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		—		1,500,000		1,500,000

Lease liabilities:
Aircraft, engines, land and buildings leases		4,720,505		35,796,540		40,517,045
Aircraft and engine lease return obligation		383,093		1,469,595		1,852,688
Total	Ps.	7,159,554	Ps.	40,218,688	Ps.	47,378,242

e)  Credit risk

Credit risk is the risk that any counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments including derivatives.

Financial instruments that expose the Company to credit risk involve mainly cash equivalents and accounts receivable. Credit risk on cash equivalents relate to amounts invested with major financial institutions.

Credit risk on accounts receivable relates primarily to amounts receivable from the major international credit card companies.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in credit cards.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies.

Some of the outstanding derivative financial instruments expose the Company to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not expect any of its counterparties to fail to meet their obligations. The amount of such credit exposure is generally the unrealized gain, if any, in such contracts.

To manage credit risk, the Company selects counterparties based on credit assessments, limits overall exposure to any single counterparty and monitors the market position with each counterparty. The Company does not purchase or hold derivative financial instruments for trading purposes. At December 31, 2020, the Company concluded that its credit risk related to its outstanding derivative financial instruments is low, since it has no significant concentration with any single counterparty and it only enters into derivative financial instruments with banks with high credit-rating assigned by international credit-rating agencies.

g)  Capital management

Management believes that the resources available to the Company are enough for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for the 2020 fiscal year.

The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios to support its business and maximize the shareholder’s value. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020 and 2019. The Company is not subject to any externally imposed capital requirement, other than the legal reserve (Note 18).